Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss	$ 2,083	$ 5,693	$ 21,620
Recognition of Provisions Terms	For the purposes of IAS 37, "probable" is defined as more likely than not and refers to a probability of greater than 50%.
Income Tax, Fines	$ 29,000
Bottom of range [member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	70.00%
Top of range [member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur	80.00%
Conga [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss					$ 1,126,000
Yanacocha mine [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss				$ 1,342,000
Yanacocha mine [Member] | US GAAP [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss				$ 933,200